LOANS AND BORROWINGS - Schedule of Warrants Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Warrants Liability Abstract
Initial recognition of warrants liability		$ 84,881
Fair value adjustment of warrant liability		(38,363)
Carrying amount of warrant liability at December 31, 2024	$ 1,213,340	46,518
Fair value at issuance date	3,550,000
Fair value change of warrant liabilities	(2,383,178)
Carrying amount of warrant liabilities at December 31, 2025	$ 1,213,340	$ 46,518